UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02802

UBS Cashfund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York			10019-6114
(Address of principal executive offices)			(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-882 5000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2006

Item 1.  Reports to Stockholders.

UBS Cashfund Inc.

Semiannual Report
September 30, 2006

UBS Cashfund Inc.

November 15, 2006

Dear Shareholder,

We are pleased to present you with the semiannual report for UBS Cashfund (the "Fund") for the six-month period ended September 30, 2006.

Performance

The seven-day current yield for the Fund as of September 30, 2006 was 4.83%, up from 4.18% on March 31, 2006. For more information on the Fund's performance, refer to "Performance and portfolio characteristics at a glance" on page 6.)

An interview with Portfolio Manager Michael H. Markowitz

Q.  How would you describe the economic environment during the reporting period?

A.  Economic data during the reporting period painted a contradictory picture. The Federal Reserve Board ("the Fed") began the period by increasing the federal funds rate, which is the interest rate on overnight loans between banks, as the employment outlook remained healthy and trendlike economic growth continued. At the same time, however, reports showed that consumer confidence was floundering and the housing market was cooling off. The Treasury market rallied in response to the conflicting economic data impacting investor sentiment.

Q.  How did the Federal Reserve Board react to the economic environment?

A.  During the first half of the reporting period, the Fed raised interest rates three times in efforts to keep inflation under control. They made the increases in 0.25% increments, bringing the fed funds rate to 5.25%. After key indicators in the second quarter

UBS Cashfund Inc.

Investment goal:

Current income, stability of principal and high liquidity.

Portfolio Manager:

Michael H. Markowitz

UBS Global Asset Management (Americas) Inc.

Commencement:

January 20, 1978

Dividend payments:

Monthly

UBS Cashfund Inc.

pointed to a slowdown in some areas, and moderating energy prices helped temper inflation, the Fed responded by pausing the series of rate hikes. This was the first time they had done so since June 2004, following a string of seventeen consecutive rate hikes. In response to the economy's mixed signals during the reporting period, the Fed adopted a "data dependent" stance regarding rate increases. We believe that they will look to maintain inflation fighting credibility, placing greater significance on that over economic strength.

Q.  How did you position the Fund's portfolio during the past six months?

A.  During the reporting period, the portfolio remained in a more "bulleted" yield curve position. This allowed us to shorten the portfolio's weighted average maturity, making it less sensitive to rising interest rates and, in our opinion, more likely to perform well in the rising rate environment that existed during the period. Also, by owning securities with maturities in the three- to six-month range, we kept the portfolio very liquid. This is not only an essential part of the Fund's investment goal, but is also a precautionary measure against uncertain future cash flow levels.

Q.  What types of securities did you emphasize over the period?

A.  At the beginning of the period, we selectively purchased one- to three-month securities, concentrating on the two-month securities as they presented the most value. We also purchased one-month securities as interest rate curves began to flatten. We sought to maintain portfolio duration using three- to six-month securities as opportunities arose.

Q.  What factors do you believe will affect the Fund over the coming months?

A.  We expect that much focus will remain on the overall strength of the economy, as well as the potential for increased inflation. The Fed's decision on interest rates will hinge on both of these factors. We will continue to focus on the relevant economic data in order to best deploy our strategy, seeking income while still maintaining a high degree of liquidity.

UBS Cashfund Inc.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Michael H. Markowitz

President	Portfolio Manager

UBS Cashfund Inc.	UBS Cashfund Inc.

Head of the Americas	Managing Director

UBS Global Asset Management	UBS Global Asset Management

(Americas) Inc.	(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended September 30, 2006. The views and opinions in the letter were current as of November 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

UBS Cashfund Inc.

Understanding your fund's expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2006 to September 30, 2006.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if

UBS Cashfund Inc.

Understanding your fund's expenses (unaudited)
(concluded)

those other funds impose transactional costs—for example, exchange fees.

	Beginning account value April 1, 2006	Ending account value Sept. 30, 2006	Expenses paid during period* 04/01/06 to 09/30/06
Actual	$1,000.00	$1,023.30	$2.94
Hypothetical (5% annual return before expenses)	1,000.00	1,022.16	2.94

*  Expenses are equal to the Fund's annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

UBS Cashfund Inc.

Performance and portfolio characteristics at a glance
(unaudited)

Yields and characteristics	9/30/06	3/31/06	9/30/05
Seven-day current yield*	4.83%	4.18%	3.15%
Seven-day effective yield*	4.94	4.26	3.20
Weighted average maturity**	40 days	34 days	28 days
Net assets (bln)	$2.6	$2.9	$3.1
Portfolio composition***	9/30/06	3/31/06	9/30/05
Commercial paper	85.5%	85.3%	71.1%
Certificates of deposit	7.8	9.2	16.2
Short-term corporate obligations	4.3	3.8	3.6
Repurchase agreements	2.6	1.2	0.6
Money market funds	—	0.6	2.2
US government agency obligations	—	—	6.4
Other assets less liabilities	(0.2)	(0.1)	(0.1)
Total	100.0%	100.0%	100.0%

*  Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

**  The Fund is actively managed and its weighted average maturity will differ over time.

***  Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

  An investment in UBS Cashfund Inc. is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Cashfund Inc.

Statement of net assets—September 30, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates		Value
Certificates of deposit—7.82%
Non-US—1.21%
$31,000	Norinchukin Bank Ltd.	10/11/06	5.310%		$31,000,079
US—6.61%
60,000	American Express Centurion Bank	10/12/06	5.270		60,000,000
60,000	First Tennessee Bank N.A. (Memphis)	10/12/06 to 11/14/06	5.270 to 5.350		60,000,000
30,000	Wells Fargo Bank N.A.	10/02/06	5.300	*	29,998,591
20,000	Wells Fargo Bank N.A.	10/16/06	5.270		20,000,000
					169,998,591
Total certificates of deposit (cost—$200,998,670)					200,998,670
Commercial paper@—85.46%
Asset backed-banking—2.28%
60,000	Atlantis One Funding	03/15/07	5.230		58,561,750
Asset backed-miscellaneous—23.68%
40,000	Alpine Securitization	10/04/06 to 10/10/06	5.250		39,965,000
58,898	Amsterdam Funding Corp.	10/12/06 to 12/14/06	5.255 to 5.270		58,586,390
20,000	Atlantic Asset Securitization LLC	10/24/06	5.260		19,932,789
29,721	Bryant Park Funding LLC	10/10/06 to 10/11/06	5.260		29,680,688
65,000	Falcon Asset Securitization Corp.	10/19/06	5.260		64,829,050
20,000	Kitty Hawk Funding Corp.	10/26/06	5.260		19,926,944
50,000	Ranger Funding Co. LLC	10/11/06	5.260		49,926,944
64,236	Regency Markets No. 1 LLC	10/10/06 to 10/16/06	5.260 to 5.270		64,120,700
65,000	Sheffield Receivables Corp.	10/02/06 to 10/17/06	5.260		64,869,961
50,712	Thunderbay Funding	10/16/06 to 11/06/06	5.260 to 5.400		50,551,992
20,000	Variable Funding Capital Corp.	10/12/06	5.280		19,967,733

UBS Cashfund Inc.

Statement of net assets—September 30, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Commercial paper@—(continued)
Asset backed-miscellaneous—(concluded)
$68,000	Windmill Funding Corp.	10/02/06 to 10/11/06	5.260 to 5.380%	$67,945,391
58,421	Yorktown Capital LLC	10/20/06 to 11/02/06	5.260 to 5.270	58,192,213
				608,495,795
Asset backed-securities—17.50%
34,000	Beta Finance, Inc.	10/23/06 to 03/09/07	5.230 to 5.360	33,393,041
45,000	Cancara Asset Securitisation LLC	10/05/06	5.260	44,973,700
63,250	CC (USA), Inc. (Centauri)	10/02/06 to 01/11/07	5.250 to 5.390	63,003,659
60,000	Dorada Finance, Inc.	10/19/06 to 01/12/07	5.250 to 5.400	59,221,959
48,000	Galaxy Funding, Inc.	10/31/06 to 11/30/06	5.260 to 5.265	47,754,467
50,000	Grampian Funding LLC	11/15/06 to 03/27/07	5.180 to 5.290	49,197,979
61,500	K2 (USA) LLC	10/16/06 to 11/27/06	5.260 to 5.320	61,240,579
36,783	Scaldis Capital LLC	12/04/06 to 12/06/06	5.250	36,435,353
55,000	Solitaire Funding LLC	10/23/06 to 01/22/07	5.250 to 5.370	54,423,583
				449,644,320
Automotive OEM—1.55%
40,000	BMW US Capital, LLC	10/02/06	5.350	39,994,055
Banking-non-US—14.88%
7,000	Alliance & Leicester PLC	10/26/06	5.355	6,973,969
10,000	Allied Irish Banks N.A., Inc.	11/13/06	5.250	9,937,292
20,000	Banque et Caisse d'Epargne de L'Etat	10/05/06	5.360	19,988,089
66,000	Credit Suisse First Boston	10/05/06 to 12/13/06	5.260 to 5.370	65,846,156
42,000	Depfa Bank PLC	10/13/06	5.385	41,924,610

UBS Cashfund Inc.

Statement of net assets—September 30, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates		Value
Commercial paper@—(continued)
Banking-non-US—(concluded)
$30,000	DNB NOR ASA	01/19/07	5.220%		$29,521,500
20,000	Dresdner US Finance, Inc.	11/30/06	5.270		19,824,333
10,000	KBC Financial Products International Ltd.	02/22/07	5.275		9,789,000
65,000	Natexis Banque Populaires US Finance Co. LLC	11/20/06	5.375		64,514,757
20,000	Nationwide Building Society	01/19/07	5.260		19,678,556
35,000	Santander Central Hispano Finance Delaware, Inc.	11/13/06	5.270		34,779,685
50,000	Svenska Handelsbanken	11/13/06	5.290		49,684,069
10,000	Westpac Trust Securities NZ Ltd.	10/10/06	5.380		9,986,550
					382,448,566
Banking-US—13.29%
20,000	Abbey National N.A. LLC	11/14/06	5.235		19,872,033
10,000	ANZ (Delaware), Inc.	11/22/06	5.260		9,924,022
65,000	Barclays US Funding Corp.	11/13/06 to 12/07/06	5.255 to 5.265		64,483,923
30,000	CBA (Delaware) Finance, Inc.	12/07/06	5.245		29,707,154
60,000	Dexia Delaware LLC	11/10/06 to 11/22/06	5.240 to 5.260		59,632,911
50,000	ING (US) Funding LLC	10/05/06 to 12/11/06	5.235 to 5.250		49,628,879
15,000	Nordea N.A., Inc.	10/18/06	5.390		14,961,821
20,000	San Paolo IMI US Financial Co.	11/22/06	5.265		19,847,900
15,000	Stadshypotek Del, Inc.	10/16/06	5.260		14,967,125
59,000	UniCredito Delaware, Inc.	11/03/06 to 03/19/07	5.220 to 5.370		58,317,923
					341,343,691
Brokerage—9.80%
65,000	Bear Stearns Cos., Inc.	11/06/06	5.340		64,652,900
35,000	Greenwich Capital Holdings, Inc.	10/05/06	5.290	*	35,000,000

UBS Cashfund Inc.

Statement of net assets—September 30, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates		Value
Commercial paper@—(concluded)
Brokerage—(concluded)
$30,000	Greenwich Capital Holdings, Inc.	12/11/06	5.240%		$29,689,967
63,000	Merrill Lynch & Co., Inc.	10/23/06 to 11/20/06	5.230 to 5.240		62,660,163
60,000	Morgan Stanley	10/17/06	5.250		59,860,000
					251,863,030
Finance-noncaptive diversified—1.31%
34,000	International Lease Finance Corp.	11/14/06 to 11/28/06	5.230 to 5.240		33,733,464
Technology-software—1.17%
30,000	First Data Corp.	10/02/06	5.260		29,995,617
Total commercial paper (cost—$2,196,080,288)					2,196,080,288
Short-term corporate obligations—4.28%
Banking-non-US—2.33%
60,000	HBOS Treasury Services PLC**	10/02/06	5.380	*	60,000,000
Finance-noncaptive diversified—1.95%
50,000	General Electric Capital Corp.	10/10/06	5.455	*	50,000,000
Total short-term corporate obligations (cost—$110,000,000)					110,000,000

UBS Cashfund Inc.

Statement of net assets—September 30, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Repurchase agreements—2.59%
$65,500	Repurchase agreement dated 09/29/06 with Deutsche Bank, collateralized by $6,098,000 Federal Farm Credit Bank obligations, 5.950% due 06/26/13 and $60,455,000 Federal Home Loan Mortgage Corp. obligations, 4.250% to 4.830% due 11/28/07 to 10/30/09; (value—$66,810,980); proceeds: $65,528,765	10/02/06	5.270%	$65,500,000
1,040	Repurchase agreement dated 09/29/06 with State Street Bank & Trust Co., collateralized by $53,011 US Treasury Bonds, 11.250% due 02/15/15 and $960,555 US Treasury Notes, 4.875% to 5.125% due 06/30/08 to 05/15/09; (value—$1,061,170); proceeds: $1,040,403	10/02/06	4.650	1,040,000
Total repurchase agreements (cost—$66,540,000)				66,540,000
Total Investments (cost—$2,573,618,958 which approximates cost for federal income tax purposes)—100.15%				2,573,618,958
Liabilities in excess of other assets—(0.15)%				(3,917,924)
Net Assets (applicable to 2,569,960,659 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				$2,569,701,034

UBS Cashfund Inc.

Statement of net assets—September 30, 2006
(unaudited)

*  Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2006, and reset periodically.

**  Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 2.33% of net assets as of September 30, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@  Interest rates shown are the discount rates at date of purchase.

OEM  Original Equipment Manufacturer

Issuer breakdown by country

Percentage of portfolio assets
United States	81.6%
United Kingdom	3.4
Switzerland	2.6
France	2.5
Ireland	2.0
Sweden	1.9
Spain	1.3
Japan	1.2
Norway	1.1
Luxembourg	0.8
Germany	0.8
Australia	0.4
Belgium	0.4
Total	100.0%

Weighted average maturity—40 days

See accompanying notes to financial statements

UBS Cashfund Inc.

Statement of operations

For the six months ended September 30, 2006 (unaudited)
Investment income:
Interest	$68,967,900
Expenses:
Investment advisory and administration fees	5,399,668
Transfer agency and related services fees	1,747,787
Custody and accounting fees	186,564
Reports and notices to shareholders	149,823
Insurance expense	81,289
State registration fees	66,540
Professional fees	50,308
Directors' fees	25,106
Other expenses	26,545
7,733,630
Net investment income/net increase in net assets resulting from operations	$61,234,270

Statement of changes in net assets

	For the six months ended September 30, 2006 (unaudited)	For the year ended March 31,2006
From operations:
Net investment income	$61,234,270	$102,967,747
Net realized gain from investment activities	—	10,381
Net increase in net assets resulting from operations	61,234,270	102,978,128
Dividends to shareholders from:
Net investment income	(61,234,270)	(102,967,747)
Net decrease in net assets from capital share transactions	(303,156,278)	(570,620,845)
Net decrease in net assets	(303,156,278)	(570,610,464)
Net assets:
Beginning of period	2,872,857,312	3,443,467,776
End of period	$2,569,701,034	$2,872,857,312
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Cashfund Inc.

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Cashfund Inc. (the "Fund") was incorporated in Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Fund's Board of Directors (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

UBS Cashfund Inc.

Notes to financial statements (unaudited)

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM").

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

UBS Cashfund Inc.

Notes to financial statements (unaudited)

Concentration of risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Investment advisor and administrator

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $500 million	0.500%
Next $500 million	0.425
Next $500 million	0.390
Next $500 million	0.380
Next $500 million	0.350
Next $1.0 billion	0.345
Next $500 million	0.325
Next $500 million	0.315
Next $500 million	0.300
Next $500 million	0.290
Over $5.5 billion	0.280

At September 30, 2006, the Fund owed UBS Financial Services Inc. $864,972 for investment advisory and administration fees.

UBS Global AM serves as sub-advisor and sub-administrator to the Fund pursuant to sub-advisory and sub-administration contracts ("Sub-Advisory and Sub-Administration Contracts") between UBS Financial Services Inc. and UBS Global AM. In accordance with the Sub-Advisory and Sub-Administration Contracts, UBS Financial Services Inc. (not the Fund) paid UBS Global AM aggregate fees,

UBS Cashfund Inc.

Notes to financial statements (unaudited)

accrued daily and paid monthly, at an annual rate of 0.08% of the Fund's average daily net assets.

Additional information regarding compensation to affiliate of a board member

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended September 30, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $1,147,655,085.

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund's investment advisor or sub-advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency and related services fees

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended September 30, 2006, UBS Financial Services Inc. received from PFPC, not the Fund, $1,027,377 of the total transfer agency and related services fees paid by the Fund to PFPC.

UBS Cashfund Inc.

Notes to financial statements (unaudited)

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. The Fund did not loan any securities during the six months ended September 30, 2006.

Other liabilities and components of net assets

At September 30, 2006, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$3,067,305
Other accrued expenses*	1,330,649

*  Excludes investment advisory and administration fees.

At September 30, 2006, the components of net assets were as follows:

Accumulated paid in capital	$2,569,534,334
Accumulated net realized gain from investment activities	166,700
Net assets	$2,569,701,034

UBS Cashfund Inc.

Notes to financial statements (unaudited)

Federal tax status

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended September 30, 2006 and the fiscal year ended March 31, 2006 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending March 31, 2007.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and its impact on the financial statements has not yet been determined.

UBS Cashfund Inc.

Notes to financial statements (unaudited)

Capital share transactions

There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

	For the six months ended September 30, 2006	For the year ended March 31, 2006
Shares sold	5,819,585,493	18,543,746,976
Shares repurchased	(6,181,747,520)	(19,212,180,426)
Dividends reinvested	59,005,749	97,812,605
Net decrease in shares outstanding	(303,156,278)	(570,620,845)

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UBS Cashfund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended September 30, 2006
	(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.0230
Dividends from net investment income	(0.0230)
Net asset value, end of period	$1.00
Total investment return[1]	2.33%
Ratios/supplemental data:
Net assets, end of period (000's)	$2,569,701
Expenses to average net assets	0.58	%*
Net investment income to average net assets	4.59	%*

*  Annualized.

1  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

	For the years ended March 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0320	0.0118	0.0053	0.0115	0.0282
Dividends from net investment income	(0.0320)	(0.0118)	(0.0053)	(0.0115)	(0.0282)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[1]	3.25%	1.18%	0.53%	1.16%	2.85%
Ratios/supplemental data:
Net assets, end of period (000's)	$2,872,857	$3,443,468	$4,724,060	$7,299,597	$7,015,530
Expenses to average net assets	0.57%	0.56%	0.60%	0.57%	0.55%
Net investment income to average net assets	3.18%	1.14%	0.53%	1.15%	2.79%

UBS Cashfund Inc.

General information (unaudited)

Quarterly Form N-Q portfolio schedule

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

UBS Cashfund Inc.

Board Approval of Investment Advisory and
Administrative Agreement and Sub-Advisory Agreement

Background. At a meeting of the board of UBS Cashfund Inc. (the "Fund") on July 19, 2006, the members of the board, including the directors who are not "interested persons" of the Fund ("Independent Directors"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the Investment Advisory and Administration Agreement between UBS Financial Services Inc. ("UBS Financial Services") and the Fund and the Sub-Advisory Agreement between UBS Financial Services and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on behalf of the Fund. In preparing for the meeting, the board members had requested and received extensive information from UBS Financial Services and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Financial Services and UBS Global AM, as well as the advisory, sub-advisory, administrative and distribution arrangements for the Fund. UBS Global AM also provides sub-administrative services to the Fund through a separate sub-administration agreement between UBS Financial Services and UBS Global AM. References to administrative services throughout this disclosure also include such sub-administrative services. The board also received materials detailing the administrative services provided to the Fund by UBS Financial Services and UBS Global AM (as sub-administrator to the Fund), which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements were met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund's service providers. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administrative Agreement and Sub-Advisory Agreement.

The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these

UBS Cashfund Inc.

Board Approval of Investment Advisory and
Administrative Agreement and Sub-Advisory Agreement

sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement, the board considered the following factors:

Nature, Extent and Quality of the Services under the Investment Advisory and Administration Agreement and Sub-Advisory Agreement. The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS Financial Services under the Investment Advisory and Administrative Agreement and sub-advisory services provided by UBS Global AM under the Sub-Advisory Agreement during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services' oversight of UBS Global AM. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning management of the Fund's affairs and UBS Financial Services' role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services' and UBS Global AM's investment management, sub-advisory and other capabilities and the quality of management's administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

UBS Cashfund Inc.

Board Approval of Investment Advisory and
Administrative Agreement and Sub-Advisory Agreement

The board had available to it the qualifications and backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund's performance. The board also considered, based on its knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that each is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was a part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

The board reviewed how transactions in fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Financial Services and UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation arrangements.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement.

Advisory Fees and Expense Ratios. The board reviewed and considered the contractual management fee ("Contractual Management Fee") payable by the Fund to UBS Financial Services

UBS Cashfund Inc.

Board Approval of Investment Advisory and
Administrative Agreement and Sub-Advisory Agreement

in light of the nature, extent and quality of the management and administrative services provided by UBS Financial Services. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee"). Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group"). A discussion of the board's considerations with respect to the Fund's fees is set forth below.

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM's standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. Management believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act which applied to the Fund. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Financial Services and sub-advisory fees payable to UBS Global AM.

The comparative Lipper information showed that the Fund's Contractual Management Fee was in the third quintile, its Actual Management Fee was in the fifth quintile and its total expenses were in the first quintile in the Fund's Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the

UBS Cashfund Inc.

Board Approval of Investment Advisory and
Administrative Agreement and Sub-Advisory Agreement

funds in the Expense Group with the highest level of fees or expenses, as applicable).

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory fee (the "Sub-Advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders. Management noted that although the Actual Management Fee of the Fund was relatively high among its Expense Group, total expenses (which include the Actual Management Fee) were relatively low.

Taking all of the above into consideration, the board determined that the Management Fee and the Sub-Advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administrative Agreement and the Sub-Advisory Agreement.

Fund Performance. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five-, ten-, and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was consistently in the second quintile for all the periods (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the Board concluded that the Fund's investment performance was acceptable.

UBS Cashfund Inc.

Board Approval of Investment Advisory and
Administrative Agreement and Sub-Advisory Agreement

Adviser Profitability

The board received and considered a profitability analysis of UBS Financial Services and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to UBS Financial Services' allocation methodologies used in preparing this profitability data. UBS Financial Services' profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund's Contractual Management Fee contained breakpoints. The board considered that the Fund's asset level exceeded the breakpoints and as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-Advisory Fee did not contain breakpoints but also that, as the Sub-Advisory Fee is paid by UBS Financial Services, not the Fund, separate considerations of

UBS Cashfund Inc.

Board Approval of Investment Advisory and
Administrative Agreement and Sub-Advisory Agreement

economies of scale with respect to the Sub-Advisory Fee were not relevant.

Generally, in light of UBS Financial Services' profitability data, the Contractual Management Fee, Actual Management Fee and the breakpoints currently in place, the board believed that UBS Financial Services' sharing of current economies of scale with the Fund was acceptable.

Other Benefits to UBS Global AM

The board considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, sub-advisory, administrative and other services to the Fund and UBS Financial Services' and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement to continue for another year. As the sub-administration agreement between UBS Financial Services and UBS Global AM provides that it shall be approved annually by the board, the board also approved the sub-administration agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement and the Sub-Advisory Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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Directors

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins

Principal Officers

Kai R. Sotorp President	Thomas Disbrow Vice President and Treasurer

Mark F. Kemper Vice President and Secretary	Michael H. Markowitz Vice President

Investment Advisor and
Administrator

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Sub-Advisor and Sub-Administrator

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID

SMITHTOWN, NY

PERMIT 700

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, NY 10019-6114

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.  In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.”  The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)                (1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)              (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)              (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)               Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2006